Acquisition Activity (Tables)	12 Months Ended
Dec. 31, 2018
Gibraltar Private Bank & Trust Company
Business Acquisition [Line Items]
Schedule of Business Acquisitions

(Dollars in thousands)	Number of Shares	Amount
Equity consideration
Common stock issued	2,787,773	$214,659
Total equity consideration		214,659
Non-equity consideration
Cash		7
Total consideration paid		214,666
Fair value of net assets assumed including identifiable intangible assets		150,414
Goodwill		$64,252

(Dollars in thousands)	Gibraltar Fair Value
Assets
Cash and cash equivalents	$102,575
Investment securities	19,169
Equity securities	27,519
Loans	1,447,475
Core deposit intangible assets	18,529
Other assets	12,005
Total assets acquired	$1,627,272
Liabilities
Deposit liabilities	$1,064,803
Long-term borrowings	405,107
Deferred tax liability, net	1,761
Other liabilities	5,187
Total liabilities assumed	$1,476,858

Sabadell United
Business Acquisition [Line Items]
Schedule of Pro Forma Information
The following table presents unaudited pro forma information as if the acquisition occurred on January 1, 2016. The pro forma information does not necessarily reflect the results of operations that would have occurred had the Company acquired Sabadell United on January 1, 2016. Furthermore, cost savings and other business synergies related to the acquisition are not reflected in the pro forma amounts.

	Unaudited Pro Forma for Year Ended December 31,
(Dollars in thousands)	2017	2016
Net interest income	$924,348	$842,945
Non-interest income	219,021	255,022
Net income	174,246	246,799

Schedule of Business Acquisitions

(Dollars in thousands)	Number of Shares	Amount
Equity consideration
Common stock issued	2,610,304	$211,043
Total equity consideration		211,043
Non-equity consideration
Cash		809,159
Total consideration paid		1,020,202
Fair value of net assets assumed including identifiable intangible assets		579,157
Goodwill		$441,045

(Dollars in thousands)	Sabadell United Fair Value
Assets
Cash and cash equivalents	$318,819
Investment securities	964,123
Loans	4,030,777
Core deposit intangible assets	66,600
Deferred tax asset, net	44,480
Other assets	92,820
Total assets acquired	$5,517,619
Liabilities
Deposit liabilities	$4,382,780
Short-term borrowings	520,539
Other liabilities	35,143
Total liabilities assumed	$4,938,462